Stockholders' Equity and Warrants	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity and Warrants

Note 9. Stockholders’ Equity and Warrants

Common Stock

Pursuant to the Certificate of Incorporation filed on January 25, 2022, the Company was authorized to issue a total of 10,000,000 shares of common stock with a par value of $0.001 per share. On December 5, 2022, the Company filed an Amended and Restated Certificate of Incorporation to increase the authorized capital stock of the Company to 82,500,000 shares, consisting of 75,000,000 shares of common stock, par value $0.001 per share, and 7,500,000 shares of preferred stock, par value $0.001 per share, which was approved by the Company’s Board of Directors, as well as a majority of the Company’s shareholders, on December 5, 2022.

Holders of common stock are entitled to one vote for each share of common stock held of record for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Company’s Board in its discretion out of funds legally available therefor.

On January 24, 2023, the Company consummated its initial public offering (the “IPO”) of 1,400,000 shares of its common stock at a public offering price of $5.00 per share, generating gross proceeds of $7,000,000 and net proceeds of $5,408,575. The Company’s shares of common stock commenced trading on the Nasdaq Capital Market on January 20, 2023, under the symbol “CVKD.”

In connection with the IPO, on January 19, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, as representative of the underwriters (the “Representative”). Pursuant to the Underwriting Agreement, the Company agreed to issue to the underwriters a five-year warrant (the “Representative’s Warrant”) to purchase an aggregate of 84,000 shares of the Company’s common stock, which is equal to six percent (6%) of the shares of common stock sold in the IPO. Such Representative’s Warrant has an exercise price of $6.00, which is equal to 120% of the public offering price of the common stock in the IPO.

Warrants

The following table summarizes the total warrants outstanding at March 31, 2023:

	Issue Date	Exercise Price Per Share	Expiration Date	Outstanding as of December 31, 2022	New Issuance	Exercised	Outstanding as of March 31, 2023
Placement agent warrants	July - Sept 2022	$3.00	July - Sept 2027	11,500	-	-	11,500
Placement agent warrants	Nov 2022	$1.00	Nov 2027	15,000	-	-	15,000
Investor warrants	Nov 2022	$1.00	Earlier of IPO or Nov 2027	250,000	-	(250,000)	-
Representative warrants	Jan 2023	$6.00	Jan 2028	-	84,000	-	84,000
				276,500	84,000	(250,000)	110,500

Note 9. Stockholders’ Equity and Warrants

Common Stock

Pursuant to the Certificate of Incorporation filed on January 25, 2022, the Company was authorized to issue a total of 10,000,000 shares of common stock with a par value of $0.001 per share. On December 5, 2022, the Company filed an Amended and Restated Certificate of Incorporation to increase the authorized capital stock of the Company to 82,500,000 shares, consisting of 75,000,000 shares of common stock, par value $0.001 per share, and 7,500,000 shares of preferred stock, par value $0.001 per share, which was approved by the Company’s Board of Directors, as well as a majority of the Company’s shareholders, on December 5, 2022.

Holders of common stock are entitled to one vote for each share of common stock held of record for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Company’s Board in its discretion out of funds legally available therefor.

As of December 31, 2022, 8,193,875 shares of common stock were issued and outstanding.

Warrants

The following table summarizes the total warrants outstanding at December 31, 2022:

	Issue Date	Exercise Price Per Share	Expiration Date	Outstanding as of January 25, 2022	New Issuance	Expired	Outstanding as of December 31, 2022
Placement agent warrants	July - Sept 2022	$3.00	July - Sept 2027	-	11,500	-	11,500
Placement agent warrants	Nov 2022	$1.00	Nov 2027	-	15,000	-	15,000
Investor warrants	Nov 2022	$1.00	Earlier of IPO or Nov 2027	-	250,000	-	250,000
				-	276,500	-	276,500